Related-Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 3	$ 3
Post-employment benefits	0
Share-based benefits	1	1
Termination benefits	0
Total compensation	4	4
Senior officers [member]
Disclosure of transactions between related parties [line items]
Short-term benefits	23	18
Post-employment benefits	3	3
Share-based benefits	38	30
Termination benefits	2	3
Total compensation	$ 66	$ 54